GENERAL - Fair Values and Excess Purchase Consideration (Details) - USD ($) $ in Millions		6 Months Ended	11 Months Ended	12 Months Ended
	Nov. 10, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Feb. 17, 2022
Line of credit
Liabilities:
Debt instrument, face amount			$ 1,125.0	$ 1,125.0
Secured debt | Senior Secured Sustainability Term Loan | Line of credit
Liabilities:
Debt instrument, face amount					$ 570.0
Vessel SPA
Liabilities:
Purchase consideration				339.6
Net cash purchase consideration				1,160.0
Purchase price per vessel				145.0
MSA Agreement
Liabilities:
Purchase consideration	$ 662.8
Net cash purchase consideration	135.2
Purchase price per vessel	234.0
Payments for asset acquisitions	135.2
MSA Agreement | Aggregated Amounts On Acquisition
Assets Acquired
Vessels and equipment, net	640.6
Other current and non-current assets	2.2
Total assets acquired:	642.8
Liabilities:
Long-term debt	520.0
Unfavorable contracts liabilities	0.0
Other liabilities	7.7
Total liabilities assumed:	527.7
Net assets to be acquired:	115.1
MSA Agreement | Aggregated Amounts On Acquisition | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired	0.0
MSA Agreement | Fair Value And Other Adjustments
Assets Acquired
Vessels and equipment, net	149.7
Other current and non-current assets	0.0
Total assets acquired:	155.1
Liabilities:
Long-term debt	0.0
Unfavorable contracts liabilities	89.3
Other liabilities	0.0
Total liabilities assumed:	89.3
Net assets to be acquired:	65.8
MSA Agreement | Fair Value And Other Adjustments | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired	5.4
MSA Agreement | Fair Value Of Amounts Acquired
Assets Acquired
Vessels and equipment, net	790.3
Other current and non-current assets	2.2
Total assets acquired:	797.9
Liabilities:
Long-term debt	520.0
Unfavorable contracts liabilities	89.3
Other liabilities	7.7
Total liabilities assumed:	617.0
Net assets to be acquired:	180.9
MSA Agreement | Fair Value Of Amounts Acquired | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired	5.4
MSA Agreement | Excess Fair Values Over Purchase Consideration Allocation
Assets Acquired
Vessels and equipment, net	(45.7)
Other current and non-current assets	0.0
Total assets acquired:	(45.7)
Liabilities:
Long-term debt	0.0
Unfavorable contracts liabilities
Other liabilities	0.0
Total liabilities assumed:	0.0
Net assets to be acquired:	(45.7)
MSA Agreement | Excess Fair Values Over Purchase Consideration Allocation | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired	0.0
MSA Agreement | Amounts Recognized Upon Acquisition
Assets Acquired
Vessels and equipment, net	744.6
Other current and non-current assets	2.2
Total assets acquired:	752.2
Liabilities:
Long-term debt	520.0
Unfavorable contracts liabilities	89.3
Other liabilities	7.7
Total liabilities assumed:	617.0
Net assets to be acquired:	135.2
Working capital adjustments	7.6
MSA Agreement | Amounts Recognized Upon Acquisition | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired	$ 5.4
Vessel SPA And ManCo SPA
Liabilities:
Purchase consideration				346.2
Net debt repayments				(587.3)
Less: Leases assumed				(233.7)
Add: Working capital adjustments				0.6
Payments for asset acquisitions				$ 211.7
Consideration, equity issued (in shares)				12,500,000
Consideration, equity issued				$ 127.9
Vessel SPA And ManCo SPA | Secured debt | Senior Secured Sustainability Term Loan | Line of credit
Liabilities:
Debt instrument, face amount					$ 570.0
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal
Assets Acquired
Vessels and equipment, net		$ 1,387.3
Other current and non-current assets		61.7
Total assets acquired:		1,449.0
Liabilities:
Current portion of long-term debt		154.5
Unfavorable contracts liabilities		0.0
Other current and non-current liabilities		643.3
Total liabilities assumed:		797.8
Non-controlling interest		67.4
Net assets to be acquired:		583.8
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired		0.0
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal | Assembled Workforce
Assets Acquired
Intangible assets acquired		0.0
Vessel SPA And ManCo SPA | Amounts De-recognized On Disposal | Customer Relationships
Assets Acquired
Intangible assets acquired		0.0
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments
Assets Acquired
Vessels and equipment, net		(222.2)
Other current and non-current assets		0.0
Total assets acquired:		(200.7)
Liabilities:
Current portion of long-term debt		(4.5)
Unfavorable contracts liabilities		69.7
Other current and non-current liabilities		0.0
Total liabilities assumed:		65.2
Non-controlling interest		(0.1)
Net assets to be acquired:		(265.8)
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired		13.5
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments | Assembled Workforce
Assets Acquired
Intangible assets acquired		4.5
Vessel SPA And ManCo SPA | Fair Value And Other Adjustments | Customer Relationships
Assets Acquired
Intangible assets acquired		3.5
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired
Assets Acquired
Vessels and equipment, net			1,165.1
Other current and non-current assets			61.7
Total assets acquired:			1,248.3
Liabilities:
Current portion of long-term debt			150.0
Unfavorable contracts liabilities			69.7
Other current and non-current liabilities			643.3
Total liabilities assumed:			863.0
Non-controlling interest			67.3
Net assets to be acquired:		(318.0)	318.0
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			13.5
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired | Assembled Workforce
Assets Acquired
Intangible assets acquired			4.5
Vessel SPA And ManCo SPA | Fair Value Of Amounts Acquired | Customer Relationships
Assets Acquired
Intangible assets acquired			3.5
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation
Assets Acquired
Vessels and equipment, net			27.9
Other current and non-current assets			0.1
Total assets acquired:			28.2
Liabilities:
Current portion of long-term debt			0.0
Unfavorable contracts liabilities			0.0
Other current and non-current liabilities			0.0
Total liabilities assumed:			0.0
Non-controlling interest			0.0
Net assets to be acquired:		28.2	28.2
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			0.0
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation | Assembled Workforce
Assets Acquired
Intangible assets acquired			0.1
Vessel SPA And ManCo SPA | Excess Purchase Consideration Allocation | Customer Relationships
Assets Acquired
Intangible assets acquired			0.1
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition
Assets Acquired
Vessels and equipment, net			1,193.0
Other current and non-current assets			61.8
Total assets acquired:			1,276.5
Liabilities:
Current portion of long-term debt			150.0
Unfavorable contracts liabilities			69.7
Other current and non-current liabilities			643.3
Total liabilities assumed:			863.0
Non-controlling interest			67.3
Net assets to be acquired:		$ 346.2	346.2	346.2
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			13.5
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition | Assembled Workforce
Assets Acquired
Intangible assets acquired			4.6
Vessel SPA And ManCo SPA | Amounts Recognized Upon Acquisition | Customer Relationships
Assets Acquired
Intangible assets acquired			$ 3.6
ManCo SPA
Liabilities:
Purchase consideration				$ 6.6